UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013

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

The following series of the DoubleLine Funds Trust did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

	DoubleLine Total Return Bond Fund
	DoubleLine Low Duration Bond Fund
	DoubleLine Floating Rate Fund

DoubleLine's proxy voting policies allow discretion not to vote proxies in certain situations, including situations such as (1) the effect on the applicable Client's economic interests or the value of the portfolio holding is insignificant in relation to the Client's portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Client, or (3) DoubleLine otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

The remaining series of the DoubleLine Funds Trust provided proxy instructions as described elsewhere in this form.


DoubleLine Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BTA BANK JSC, ALMATY                                                                        Agenda Number:  704131755
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0994HAE3
    Meeting Type:  EGM
    Meeting Date:  30-Nov-2012
          Ticker:
            ISIN:  XS0532988770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, passing the resolution
       described in the notice to approve the
       restructuring plan, which will be proposed
       as an extraordinary resolution in
       accordance with the provisions of the trust
       deed



DoubleLine Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BTA BANK JSC, ALMATY                                                                        Agenda Number:  704131755
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0994HAE3
    Meeting Type:  EGM
    Meeting Date:  30-Nov-2012
          Ticker:
            ISIN:  XS0532988770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, passing the resolution
       described in the notice to approve the
       restructuring plan, which will be proposed
       as an extraordinary resolution in
       accordance with the provisions of the trust
       deed



DoubleLine Multi-Asset Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 BTA BANK JSC, ALMATY                                                                        Agenda Number:  704131755
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0994HAE3
    Meeting Type:  EGM
    Meeting Date:  30-Nov-2012
          Ticker:
            ISIN:  XS0532988770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, passing the resolution
       described in the notice to approve the
       restructuring plan, which will be proposed
       as an extraordinary resolution in
       accordance with the provisions of the trust
       deed


--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY INSTITUTIONAL FUNDS                                                          Agenda Number:  933827985
--------------------------------------------------------------------------------------------------------------------------
        Security:  617468103
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2013
          Ticker:  CAF
            ISIN:  US6174681030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK L. BOWMAN                                           Mgmt          For                            For
       JAMES F. HIGGINS                                          Mgmt          For                            For
       MANUEL H. JOHNSON                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 POWERHARES GLOBAL EXCHANGE                                                                  Agenda Number:  933829991
--------------------------------------------------------------------------------------------------------------------------
        Security:  73936Q769
    Meeting Type:  Special
    Meeting Date:  20-Jun-2013
          Ticker:  BKLN
            ISIN:  US73936Q7694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONN R. BAGGE                                             Mgmt          For                            For
       TODD J. BARRE                                             Mgmt          For                            For
       KEVIN M. CAROME                                           Mgmt          For                            For
       MARC M. KOLE                                              Mgmt          For                            For
       YUNG BONG LIM                                             Mgmt          For                            For
       PHILIP M. NUSSBAUM                                        Mgmt          For                            For
       GARY R. WICKER                                            Mgmt          For                            For
       DONALD H. WILSON                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN EQUITY FUND, INC.                                                                 Agenda Number:  933819178
--------------------------------------------------------------------------------------------------------------------------
        Security:  471057109
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2013
          Ticker:  JEQ
            ISIN:  US4710571096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    ELECTION OF DIRECTOR: DAVID G. HARMER                     Mgmt          For                            For

1.2    ELECTION OF DIRECTOR: RAHN K. PORTER                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ULTRA PETROLEUM CORP.                                                                       Agenda Number:  933785947
--------------------------------------------------------------------------------------------------------------------------
        Security:  903914109
    Meeting Type:  Annual and Special
    Meeting Date:  21-May-2013
          Ticker:  UPL
            ISIN:  CA9039141093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF MICHAEL D. WATFORD AS DIRECTOR                Mgmt          No vote

1B     ELECTION OF W. CHARLES HELTON AS DIRECTOR                 Mgmt          No vote

1C     ELECTION OF STEPHEN J. MCDANIEL AS DIRECTOR               Mgmt          No vote

1D     ELECTION OF ROGER A. BROWN AS DIRECTOR                    Mgmt          No vote

1E     ELECTION OF MICHAEL J. KEEFFE AS DIRECTOR                 Mgmt          No vote

02     APPOINTMENT OF ERNST & YOUNG LLP AS                       Mgmt          No vote
       AUDITORS OF THE COMPANY FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX
       THEIR REMUNERATION

03     RESOLVED, THE SHAREHOLDERS OF ULTRA                       Mgmt          No vote
       PETROLEUM CORP. APPROVE, ON AN ADVISORY
       BASIS, THE COMPENSATION PAID TO ITS NAMED
       EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT
       TO ITEM 402 OF REGULATION S-K, INCLUDING
       THE COMPENSATION DISCUSSION AND ANALYSIS,
       THE ACCOMPANYING COMPENSATION TABLES, AND
       THE RELATED NARRATIVE DISCUSSION, IN ITS
       MOST RECENT PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 WISDOMTREE FUND                                                                             Agenda Number:  933640977
--------------------------------------------------------------------------------------------------------------------------
        Security:  97717W315
    Meeting Type:  Special
    Meeting Date:  08-Aug-2012
          Ticker:  DEM
            ISIN:  US97717W3152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          Abstain                        Against
       AGREEMENT BETWEEN WISDOMTREE TRUST AND
       WISDOMTREE ASSET MANAGEMENT, INC., WITH
       RESPECT TO THE FUND, TO GO INTO EFFECT IF
       THERE IS A SUBSEQUENT CHANGE OF CONTROL OF
       WISDOMTREE ASSET MANAGEMENT, INC., AS
       DESCRIBED HEREIN

2A.    TO APPROVE A NEW INVESTMENT SUB-ADVISORY                  Mgmt          Abstain                        Against
       AGREEMENT BETWEEN WISDOMTREE ASSET
       MANAGEMENT, INC. AND MELLON CAPITAL
       MANAGEMENT CORPORATION, WITH RESPECT TO THE
       FUND, TO GO INTO EFFECT IF THERE IS A
       SUBSEQUENT CHANGE OF CONTROL OF WISDOMTREE
       ASSET MANAGEMENT, INC., AS DESCRIBED HEREIN

3.     TO APPROVE AN ARRANGEMENT THAT ALLOWS THE                 Mgmt          Abstain                        Against
       WISDOMTREE TRUST'S BOARD OF TRUSTEES TO
       MAKE FUTURE CHANGES TO THE FUND'S
       SUBADVISORY ARRANGEMENTS WITHOUT A
       SHAREHOLDER VOTE


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/19/2013